Note 8 - Convertible Note Payable	3 Months Ended
Mar. 31, 2013
Notes
Note 8 - Convertible Note Payable

NOTE 8 – CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note for $20,000 due on January 20, 2013, with the conversion features commencing immediately. The note is convertible into 100,000 shares of common stock of the Company.

As of March 31, 2013 and December 31, 2012, the balance in the note and accrued interest was $20,102 and $4,000, respectively.

Subsequent to the date of the financial statements, on May 11, 2013, the note was extended to June 30, 2013.